Convertible Promissory Notes (Details Textual) - USD ($)		12 Months Ended
	Nov. 15, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2015
Short Term Debt [Line Items]
Proceeds from convertible debt		$ 5,650,000		$ 1,885,000
Beneficial conversion expense from notes		348,000	$ 250,000
Conversion of notes to Ordinary Shares		5,957,000
Interest expense on convertible promissory notes		$ 150,000	295,000	$ 251,000
Series A Preferred Stock
Short Term Debt [Line Items]
Convertible promissory note, amount converted			$ 6,228,989
Number of shares issued upon the conversion of convertible promissory note			521,449
Second Notes [Member]
Short Term Debt [Line Items]
Convertible promissory note, maturity date				Dec. 31, 2016
Convertible promissory note, interest rate		5.00%
Convertible Promissory Notes [Member]
Short Term Debt [Line Items]
Conversion percentage of capital stock		5.00%			5.00%
Proceeds from convertible debt		$ 5,675,000			$ 5,900,000
Convertible promissory note, maturity date		Feb. 28, 2019
Convertible promissory note, amount converted	$ 5,795,000
Accrued interest	162,000
Beneficial conversion expense from notes	348,000
Repayments of convertible promissory notes			$ 135,000
Convertible promissory notes outstanding amount			120,000
Conversion of notes to Ordinary Shares	$ 616,824
Common stock average conversion rate	$ 10.19
Interest expense on convertible promissory notes		$ 150,000	295,000	$ 251,000
Convertible Promissory Notes [Member] | Series A Preferred Stock
Short Term Debt [Line Items]
Convertible promissory note, amount converted			5,670,000
Accrued interest			$ 560,000
Number of shares issued upon the conversion of convertible promissory note			521,415
Beneficial conversion expense from notes			$ 250,000